Contingencies, Commitments, and Warranties	12 Months Ended
Dec. 31, 2021
Disclosure Of Contingencies Commitments And Warranties Explanatory [Abstract]
CONTINGENCIES, COMMITMENTS, AND WARRANTIES
31	CONTINGENCIES, COMMITMENTS, AND WARRANTIES

In the opinion of Management and its legal advisors, the provisions registered mainly for civil lawsuits, labor dispute processes, contentious and administrative processes and tax claims are sufficient to cover the results of these probable contingencies (Note 22).

a) Tax contingencies

The Company considers that the maximum exposure for tax contingencies of the Corporate amounts to S/288.8 million according to the following detail:

Claim process before SUNAT regarding the results of income tax audits from 2014 to 2016 amounting to S/211.6 million (S/109.2 million of AENZA S.A.A., S/78.8 million of Cumbra Peru S.A., S/17.2 million of Cumbra Ingenieria S.A., S/3 million of CCDS, S/2.5 million of Consorcio Constructor Chavimochic and S/0.9 million of Unna Transporte S.A.C.).

Appeal process before the Tax Court regarding the results of income tax audits for the years 2009, 2012 to 2014 and 2016 amounting to S/77.2 million (S/46.1 million of AENZA S.A.A., S/22.5 million of Cumbra Peru S.A., S/5.1 million of Cumbra Ingenieria S.A. and S/3.5 million of Viva Negocio Inmobiliario S.A.).

Management estimates that all the afore mentioned processes will be favorable considering their characteristics and the evaluation of their legal advisors.

b) Other contingencies

The Company considers that the maximum exposure for other contingencies of the Corporate amounts to S/84.7 million according to the following detail:

- Administrative processes amounting to S/12.6 million (Cumbra Peru S.A. for S/5.4 millon,Tren Urbano de Lima S.A. for S/4.9 million, AENZA S.A.A for S/2 million and Unna Energia S.A. for S/0.3 million).

- Civil lawsuits, mainly related to indemnities for damages, contract terminations and obligations to pay a sum of money amounting to S/59.8 million (Cumbra Peru S.A. for S/52.6 million, Red Vial 5 S.A. for S/1.5 million, Cumbra Ingenieria S.A. for S/3.8 million, Unna Transporte S.A.C for S/1.1 million and Viva Negocio Inmobiliario S.A. for S/0.8 million).

- Contentious administrative process, corresponding mainly to non-compliance amounting to S/3.7 million (Unna Energia S.A. for S/1.9 million, Morelco SAS for S/1.1 million and Cumbra Peru S.A. for S/0.7 million).

- Labor dispute processes amounting to S/8.6 million (Morelco SAS for S/5.9 million, Unna Energia S.A. and subsidiaries for S/1.9 million, Unna Transporte S.A.C for S/0.6 million and Viva Negocio Inmobiliario S.A. for S/0.2 million).

c) Letters bonds and guarantees

The Corporate maintains letters of guarantee and guarantees in force in various financial institutions guaranteeing operations for US$372.4 million (US$427.5 million as of December 31, 2020).